Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Prepaid research and development expenses	$ 1,356	$ 18	$ 3,203
Prepaid Insurance	530
Other prepaid expenses	250	54	36
Total prepaid expenses and other current assets	$ 2,136	$ 72	$ 3,239